MINING INTERESTS - Disclosure of Detailed Information About Mining Interests, Depletable Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	$ 1,048,530
Ending mining interests	1,061,124	$ 1,048,530
Depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	805,649
Ending mining interests	832,820	805,649
Depletable properties [Member] | Gross carrying amount [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	1,415,490	938,888
Additions	115,925	70,208
Acquisition of Jerritt Canyon		340,652
Transfer to asset held-for-sale	(279,399)
Change in decommissioning liabilities	(2,252)	30,147
Disposal of royalty portfolio	(1,721)
Transfer from non-depletable properties	32,601	35,595
Ending mining interests	1,280,644	1,415,490
Depletable properties [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(609,841)	(546,703)
Depletion and amortization	(75,913)	(63,138)
Reversal of impairment	8,203
Transfer to asset held-for-sale	235,448
Impairment	(5,721)
Ending mining interests	447,824	(609,841)
Depletable properties [Member] | Mexico - San Dimas [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	213,526
Ending mining interests	211,658	213,526
Depletable properties [Member] | Mexico - San Dimas [Member] | Gross carrying amount [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	286,196	250,093
Additions	30,733	34,894
Acquisition of Jerritt Canyon		0
Transfer to asset held-for-sale	0
Change in decommissioning liabilities	(1,800)	1,209
Disposal of royalty portfolio	0
Transfer from non-depletable properties	0	0
Ending mining interests	315,129	286,196
Depletable properties [Member] | Mexico - San Dimas [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(72,671)	(45,502)
Depletion and amortization	(30,800)	(27,169)
Reversal of impairment	0
Transfer to asset held-for-sale	0
Impairment	0
Ending mining interests	(103,471)	(72,671)
Depletable properties [Member] | Mexico - Santa Elena [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	97,271
Ending mining interests	110,094	97,271
Depletable properties [Member] | Mexico - Santa Elena [Member] | Gross carrying amount [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	125,921	73,292
Additions	23,957	16,150
Acquisition of Jerritt Canyon		0
Transfer to asset held-for-sale	0
Change in decommissioning liabilities	1,518	2,177
Disposal of royalty portfolio	0
Transfer from non-depletable properties	0	34,302
Ending mining interests	151,396	125,921
Depletable properties [Member] | Mexico - Santa Elena [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(28,650)	(20,400)
Depletion and amortization	(12,652)	(8,250)
Reversal of impairment	0
Transfer to asset held-for-sale	0
Impairment	0
Ending mining interests	(41,302)	(28,650)
Depletable properties [Member] | Mexico - La Encantada [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	25,827
Ending mining interests	23,496	25,827
Depletable properties [Member] | Mexico - La Encantada [Member] | Gross carrying amount [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	122,735	118,312
Additions	2,507	2,546
Acquisition of Jerritt Canyon		0
Transfer to asset held-for-sale	0
Change in decommissioning liabilities	(879)	584
Disposal of royalty portfolio	(1,721)
Transfer from non-depletable properties	2,098	1,293
Ending mining interests	124,740	122,735
Depletable properties [Member] | Mexico - La Encantada [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(96,908)	(92,447)
Depletion and amortization	(4,336)	(4,461)
Reversal of impairment	0
Transfer to asset held-for-sale	0
Impairment	0
Ending mining interests	(101,244)	(96,908)
Depletable properties [Member] | Jerritt Canyon [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	362,811
Ending mining interests	425,158	362,811
Depletable properties [Member] | Jerritt Canyon [Member] | Gross carrying amount [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	386,069	0
Additions	58,728	16,618
Acquisition of Jerritt Canyon		340,652
Transfer to asset held-for-sale	0
Change in decommissioning liabilities	1,241	28,799
Disposal of royalty portfolio	0
Transfer from non-depletable properties	30,503	0
Ending mining interests	476,541	386,069
Depletable properties [Member] | Jerritt Canyon [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	23,258	0
Depletion and amortization	(28,125)	(23,258)
Reversal of impairment	0
Transfer to asset held-for-sale	0
Impairment	0
Ending mining interests	(51,383)	23,258
Depletable properties [Member] | Non Producing Properties [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	106,215
Ending mining interests	62,414	106,215
Depletable properties [Member] | Non Producing Properties [Member] | Gross carrying amount [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	494,569	497,191
Additions	0	0
Acquisition of Jerritt Canyon		0
Transfer to asset held-for-sale	(279,399)
Change in decommissioning liabilities	(2,332)	2,622
Disposal of royalty portfolio	(0)
Transfer from non-depletable properties	0	0
Ending mining interests	212,838	494,569
Depletable properties [Member] | Non Producing Properties [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(388,354)	(388,354)
Depletion and amortization	0	0
Reversal of impairment	8,203
Transfer to asset held-for-sale	235,448
Impairment	(5,721)
Ending mining interests	$ (150,424)	$ (388,354)